Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		$ 5,728		$ 7,817
Provision for credit losses		1,382		1,808
Net write-offs		(1,726)		(3,358)
Other, including foreign currency adjustment		103		(539)
Provision for credit losses
Balance at end of year		5,487		5,728
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		5,626	[1]	7,639
Provision for credit losses
Balance at end of year		5,348	[2]	5,626	[1]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		37		77
Provision for credit losses
Balance at end of year		31		37
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		65		101
Provision for credit losses
Balance at end of year		108		65
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		802	[3]	884
Provision for credit losses		85		91
Net write-offs		(45)		(84)
Other, including foreign currency adjustment		57		(89)
Provision for credit losses
Remeasurement	[4]	69		76
Newly originated or purchased financial assets		34		49
Derecognition of financial assets and maturities		(18)		(34)
Gross write-offs		(73)		(111)
Recoveries		28		27
Foreign exchange and other movements	[5]	57		(89)
Balance at end of year	[3]	899		802
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		802
Provision for credit losses
Balance at end of year		899		802
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,341	[3]	3,155
Provision for credit losses		615		928
Net write-offs		(863)		(1,559)
Other, including foreign currency adjustment		44		(183)
Provision for credit losses
Remeasurement	[4]	471		888
Newly originated or purchased financial assets		338		525
Derecognition of financial assets and maturities		(194)		(485)
Gross write-offs		(1,116)		(1,833)
Recoveries		253		274
Foreign exchange and other movements	[5]	44		(183)
Balance at end of year	[3]	2,137		2,341
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,341
Provision for credit losses
Balance at end of year		2,137		2,341
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,211	[3]	1,886
Provision for credit losses		469		772
Net write-offs		(612)		(1,340)
Other, including foreign currency adjustment		15		(107)
Provision for credit losses
Remeasurement	[4]	414		819
Newly originated or purchased financial assets		146		117
Derecognition of financial assets and maturities		(91)		(164)
Gross write-offs		(791)		(1,543)
Recoveries		179		203
Foreign exchange and other movements	[5]	15		(107)
Balance at end of year	[3]	1,083		1,211
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,211
Provision for credit losses
Balance at end of year		1,083		1,211
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,374		1,892
Provision for credit losses		213		17
Net write-offs		(206)		(375)
Other, including foreign currency adjustment		(13)		(160)
Provision for credit losses
Remeasurement	[4]	187		151
Newly originated or purchased financial assets		310		325
Derecognition of financial assets and maturities		(374)		(403)
Changes in models and methodologies		87		(15)
Gross write-offs		(318)		(414)
Recoveries		112		39
Foreign exchange and other movements		(4)		(161)
Balance at end of period including off-balance sheet exposures	[3]	1,337		1,337
Less: Allowance for credits losses on off-balance sheet exposures	[3],[6]	108		65
Balance at end of year		1,368		1,374
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,337		1,815
Provision for credit losses
Balance at end of year				1,337
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	1,272
Provision for credit losses
Balance at end of year	[3]	1,229		1,272
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,272
Provision for credit losses
Balance at end of year		1,229		1,272
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,354	[7]	5,925
Provision for credit losses
Remeasurement	[8]	954		1,783
Newly originated or purchased financial assets		518		691
Derecognition of financial assets and maturities		(303)		(683)
Gross write-offs		(1,980)		(3,487)
Recoveries		460		504
Foreign exchange and other movements	[5]	116		(379)
Balance at end of year	[7]	4,119		4,354
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[1]	1,334
Provision for credit losses
Balance at end of year		1,553	[2]	1,334	[1]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		152	[3]	190
Provision for credit losses
Remeasurement	[4]	(54)		(143)
Newly originated or purchased financial assets		34		49
Derecognition of financial assets and maturities		(5)		(10)
Transfer to (from)stage 1		65		88
Transfer to (from)stage 2		(9)		(12)
Foreign exchange and other movements	[5]	14		(10)
Balance at end of year	[3]	197		152
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		152
Provision for credit losses
Balance at end of year		197		152
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		644	[3]	864
Provision for credit losses
Remeasurement	[4]	(579)		(1,119)
Newly originated or purchased financial assets		338		525
Derecognition of financial assets and maturities		(76)		(171)
Transfer to (from)stage 1		467	[3]	882
Transfer to (from)stage 2		(133)		(253)
Transfer to (from)stage 3		(5)		(43)
Foreign exchange and other movements	[5]	9		(41)
Balance at end of year	[3]	665		644
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		644
Provision for credit losses
Balance at end of year		665		644
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		352	[3]	501
Provision for credit losses
Remeasurement	[4]	(176)		(452)
Newly originated or purchased financial assets		146		117
Derecognition of financial assets and maturities		(51)		(70)
Transfer to (from)stage 1		240		382
Transfer to (from)stage 2		(77)		(103)
Foreign exchange and other movements	[5]	2		(23)
Balance at end of year	[3]	436		352
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		352
Provision for credit losses
Balance at end of year		436		352
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[4]	(79)		(262)
Newly originated or purchased financial assets		310		325
Derecognition of financial assets and maturities		(255)		(320)
Changes in models and methodologies		30		(4)
Transfer to (from)stage 1		118		66
Transfer to (from)stage 2		(27)		(53)
Foreign exchange and other movements		13		(18)
Balance at end of period including off-balance sheet exposures	[3]	322		212
Less: Allowance for credits losses on off-balance sheet exposures	[3],[6]	67		26
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		212		478
Provision for credit losses
Balance at end of year				212
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	186
Provision for credit losses
Balance at end of year	[3]	255		186
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		186
Provision for credit losses
Balance at end of year		255		186
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,148	[7]	1,555
Provision for credit losses
Remeasurement	[8]	(809)		(1,714)
Newly originated or purchased financial assets		518		691
Derecognition of financial assets and maturities		(132)		(251)
Transfer to (from)stage 1		772		1,352
Transfer to (from)stage 2		(219)		(368)
Transfer to (from)stage 3		(5)		(43)
Foreign exchange and other movements	[5]	25		(74)
Balance at end of year	[7]	1,298		1,148
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[1]	2,637
Provision for credit losses
Balance at end of year		2,160	[2]	2,637	[1]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		276	[3]	302
Provision for credit losses
Remeasurement	[4]	43		70
Derecognition of financial assets and maturities		(13)		(24)
Transfer to (from)stage 1		(52)		(74)
Transfer to (from)stage 2		46		62
Transfer to (from)stage 3		(19)		(32)
Foreign exchange and other movements	[5]	15		(28)
Balance at end of year	[3]	296		276
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		276
Provision for credit losses
Balance at end of year		296		276
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,071	[3]	1,471
Provision for credit losses
Remeasurement	[4]	441		1,023
Derecognition of financial assets and maturities		(118)		(314)
Transfer to (from)stage 1		(457)	[3]	(869)
Transfer to (from)stage 2		192		325
Transfer to (from)stage 3		(221)		(487)
Foreign exchange and other movements	[5]	13		(78)
Balance at end of year	[3]	921		1,071
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,071
Provision for credit losses
Balance at end of year		921		1,071
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		859	[3]	1,385
Provision for credit losses
Remeasurement	[4]	141		299
Newly originated or purchased financial assets		0
Derecognition of financial assets and maturities		(40)		(94)
Transfer to (from)stage 1		(240)		(382)
Transfer to (from)stage 2		77		103
Transfer to (from)stage 3		(152)		(389)
Foreign exchange and other movements	[5]	2		(63)
Balance at end of year	[3]	647		859
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		859
Provision for credit losses
Balance at end of year		647		859
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[4]	(36)		11
Derecognition of financial assets and maturities		(89)		(72)
Changes in models and methodologies		57		(11)
Transfer to (from)stage 1		(118)		(66)
Transfer to (from)stage 2		29		54
Transfer to (from)stage 3		(8)		(9)
Foreign exchange and other movements		15		(29)
Balance at end of period including off-balance sheet exposures	[3]	320		470
Less: Allowance for credits losses on off-balance sheet exposures	[3],[6]	24		39
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		470		592
Provision for credit losses
Balance at end of year				470
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	431
Provision for credit losses
Balance at end of year	[3]	296		431
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		431
Provision for credit losses
Balance at end of year		296		431
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,206	[7]	3,158
Provision for credit losses
Remeasurement	[8]	625		1,392
Derecognition of financial assets and maturities		(171)		(432)
Transfer to (from)stage 1		(749)		(1,325)
Transfer to (from)stage 2		315		490
Transfer to (from)stage 3		(392)		(908)
Foreign exchange and other movements	[5]	30		(169)
Balance at end of year	[7]	1,864		2,206
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[1]	1,655
Provision for credit losses
Balance at end of year		1,635	[2]	1,655	[1]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		374	[3]	392
Provision for credit losses
Remeasurement	[4]	80		149
Transfer to (from)stage 1		(13)		(14)
Transfer to (from)stage 2		(37)		(50)
Transfer to (from)stage 3		19		32
Gross write-offs		(73)		(111)
Recoveries		28		27
Foreign exchange and other movements	[5]	28		(51)
Balance at end of year	[3]	406		374
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		374
Provision for credit losses
Balance at end of year		406		374
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		626	[3]	820
Provision for credit losses
Remeasurement	[4]	609		984
Transfer to (from)stage 1		(10)		(13)
Transfer to (from)stage 2		(59)		(72)
Transfer to (from)stage 3		226		530
Gross write-offs		(1,116)		(1,833)
Recoveries		253		274
Foreign exchange and other movements	[5]	22		(64)
Balance at end of year	[3]	551		626
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		626
Provision for credit losses
Balance at end of year		551		626
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	[4]	449		972
Transfer to (from)stage 3		152		389
Gross write-offs		(791)		(1,543)
Recoveries		179		203
Foreign exchange and other movements	[5]	11		(21)
Stage 3 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of year		0
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[4]	302		402
Derecognition of financial assets and maturities		(30)		(11)
Transfer to (from)stage 2		(2)		(1)
Transfer to (from)stage 3		8		9
Gross write-offs		(318)		(414)
Recoveries		112		39
Foreign exchange and other movements		(32)		(114)
Balance at end of period including off-balance sheet exposures	[3]	695		655
Less: Allowance for credits losses on off-balance sheet exposures	[3],[6]	17
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		655		745
Provision for credit losses
Balance at end of year				655
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]	655
Provision for credit losses
Balance at end of year	[3]	678		655
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		655
Provision for credit losses
Balance at end of year		678		655
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,000	[7]	1,212
Provision for credit losses
Remeasurement	[8]	1,138		2,105
Transfer to (from)stage 1		(23)		(27)
Transfer to (from)stage 2		(96)		(122)
Transfer to (from)stage 3		397		951
Gross write-offs		(1,980)		(3,487)
Recoveries		460		504
Foreign exchange and other movements	[5]	61		(136)
Balance at end of year	[7]	$ 957		$ 1,000

[1]	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.
[2]	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $0.
[3]	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $274 (2021 – $270)
[4]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[5]	Divestitures are included in the foreign exchange and other movements.
[6]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[7]	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $274 (2021 – $270).
[8]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.